Leases	3 Months Ended
Mar. 31, 2021
Leases [Abstract]
Leases

12. LEASES

The Company determines if an arrangement contains a lease at inception. ROU assets represent the right to use an underlying asset for the lease term and lease liabilities represent the obligation to make lease payments arising from the lease. ROU assets and liabilities are recognized at the lease commencement date based on the estimated present value of lease payments over the lease term.

The Company’s leases consist of leaseholds on office space, machinery, and equipment. The Company utilized a portfolio approach in determining the discount rate. The portfolio approach takes into consideration the range of the term, the range of the lease payments, the category of the underlying asset and the Company’s estimated incremental borrowing rate, which is derived from information available at the lease commencement date, in determining the present value of lease payments. The Company also considered its recent debt issuances as well as publicly available data for instruments with similar characteristics when calculating the incremental borrowing rates.

The lease term includes options to extend the lease when it is reasonably certain that the Company will exercise that option. These operating leases contain renewal options for periods ranging from three to five years that expire at various dates with no residual value guarantees. Future obligations relating to the exercise of renewal options is included in the measurement if, based on the judgment of management, the renewal option is reasonably certain to be exercised. Factors in determining whether an option is reasonably certain of exercise include, but are not limited to, the value of leasehold improvements, the value of the renewal rate compared to market rates, and the presence of factors that would cause a significant economic penalty to the Company if the option is not exercised. Management reasonably plans to exercise all options, and as such, all renewal options are included in the measurement of the right-of-use assets and operating lease liabilities.

Leases with a term of 12 months or less are not recorded on the balance sheet, per the election of the practical expedient noted above. The Company recognizes lease expense for these leases on a straight-line basis over the lease term.

The Company recognizes variable lease payments in the period in which the obligation for those payments is incurred. Variable lease payments that depend on an index or a rate are initially measured using the index or rate at the commencement date, otherwise variable lease payments are recognized in the period incurred.

The components of lease expense were as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Finance leases:
Depreciation of assets	$88,000	$98,300
Interest on lease liabilities	38,000	52,600
Operating lease expense	328,300	200,800
Total net lease cost	$454,300	$351,700

Supplemental balance sheet information related to leases was as follows:

	December 31, 2020	December 31, 2019
Operating leases:
Operating lease ROU assets	$873,800	$1,132,700

Total ROU Liabilities	$841,700	$1,115,500

Finance leases:
Property and equipment, at cost	$1,411,100	$983,400
Accumulated depreciation	140,400	250,500
Property and equipment, net	$1,270,700	$732,900

Total Finance lease liabilities	$999,400	$520,700

Supplemental cash flow and other information related to leases was as follows:

	Year Ended	Year Ended
	December 31, 2020	December 31, 2019
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows from operating leases	$(273,800)	$(170,700)
Financing cash flows from finance leases	(564,400)	(185,100)

Assets obtained in exchange for lease liabilities:
Operating leases	$0	$1,286,200
Finance leases	1,043,100	0

Weighted average remaining lease term (in years):
Operating leases	3.2	3.8
Finance leases	3.1	2.0

Weighted average discount rate:
Operating leases	9.9%	7.0%
Finance leases	5.2%	7.98%

The minimum lease payments under the terms of the leases are as follows:

For the years ended December 31, 2020:

	Operating Leases	Finance Leases	Total

2021	$320,800	$397,100	$717,900
2022	303,000	269,400	572,400
2023	196,800	264,500	461,300
2024	113,900	161,300	276,200
2025	-	-	-
Total lease payments	$934,500	$1,093,300	$2,027,800
Less amount of discount/interest	(92,800)	(93,900)	(186,700)
	$841,700	$999,400	$1,841,100